Contract Liabilities - Summary of Contract With Customer Liability (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Contract with customer, liability, current	$ 37,727	$ 9,198
Non-current liabilities
Contract with customer, liability, noncurrent	2,231	1,618
Total contract liabilities	39,958	10,816
Customer advance deposits [Member]
Current liabilities
Contract with customer, liability, current	33,508	6,561
Non-current liabilities
Contract with customer, liability, noncurrent	847	0
Unearned revenue [Member]
Current liabilities
Contract with customer, liability, current	4,219	2,637
Non-current liabilities
Contract with customer, liability, noncurrent	$ 1,384	$ 1,618